Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

September 16, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Ladies and Gentlemen:

          This letter is being sent in connection with the filing of the definitive proxy statement on Schedule 14A of The Phoenix Edge Series Fund (the “Fund”). This filing reflects changes from the preliminary proxy statement filed by the Fund on August 16, 2010, in response to oral comments received from Min Oh of the staff of the Securities and Exchange Commission (the “SEC”) on August 30, 2010.

Set forth below is each comment and the Fund’s response thereto.

1.	Comment: Any defined terms should be used consistently and accurately throughout all documents.

Response: Requested change has been made.

2.	Comment: In addition to the information describing the voting process in the 5th paragraph of the Shareholder Letter and the last paragraph of the Notice to Shareholders, briefly describe the revocation rights.

Response: Requested change has been made.

3.	Comment: When disclosing that the Board has approved one or more proposals, clarify that it includes the Non-Interested Trustees, as defined in the Investment Company Act of 1940.

Response: Requested change has been made.

4.	Comment: The caveat regarding the contingency of the proposals on each other in the last sentence of the third paragraph of the shareholder letter should be included with the list of the proposals in the Notice and page 2 of the Proxy.

Response: Requested change has been made.

5.	Comment: Include a paragraph discussing the merger proposals from the N-14s, and that the proposals in this proxy statement are subject to the approval of the N-14s.

BOSTON NEW YORK WASHINGTON, DC

EDGAR Operations Branch
September 16, 2010

Add a similar synopsis on the proxy card, stating that even with a vote in favor of the proposals in this Proxy, they may not occur if the mergers are not approved.

Response: Requested disclosure has been added.

6.		Comment: In the last sentence of the second paragraph on the first page of the Proxy, replace Prospectus/Proxy with Proxy.

Response: Requested change has been made.

7.		General Voting Information Section

	7(a)	Comment: Disclose how the number of votes for each contract owner is determined in the first paragraph of page 5, in accordance with Item 21(b) of Schedule 14A. Please clarify how a share of beneficial interest is calculated.

Response: Requested change has been made.

	7(b)	Comment: Please expand the last two sentences of the second paragraph on page 4 to better explain the revocation process, including its chronology. (e.g. clarify if a new voting form is required, is a form required if a person physically attends the meeting)

Response: Requested change has been made.

	7(c)	Comment: Because “Series” is a defined term, please clarify whether VIA should be identified as the proposed new advisor to the Fund or to the Series in the last paragraph of the section on page 5.

Response: Requested change has been made to reflect VIA is the new Advisor to the Series.

	7(d)	Comment: Please confirm whether the vote requirement for each proposal complies with the vote requirement under state law for such requirement.

Response: The Fund confirms that the vote requirement for each proposal complies with the vote requirement under relevant state law.

8.	Proposal 1

	8(a)	Comment: Please provide the disclosure as required by Item 9 of Schedule 14A with respect to the principal accountant as applicable to an investment company.

Response: Requested information has been provided.

	8(b)	Comment: Please provide all disclosure required by Item 22(a)(3) of Schedule 14A prior to Proposal 1.

Response: Requested information has been provided.

EDGAR Operations Branch
September 16, 2010

	8(c)	Comment: If possible, please provide the disclosure as to trustee ownership of securities on page 15 as of a recent practicable date, as per Instruction 1 to Item 22(b)(5) of Schedule 14A.

Response: Requested change has been made.

	8(d)	Comment: Please confirm the absence of disclosure of any material pending legal proceeding as required by Item 22(b)(12) of Schedule 14A.

Response: The Fund confirms there is no material legal proceeding required to be disclosed.

	8(e)	Comment: In the first sentence of the preamble to the chart of executive officers on page 8, please clarify the meaning of the phrase “with respect to the Series only.”

Response: Requested change has been made.

	8(f)	Comment: Please revise the disclosure under the compensation table on page 14 in tabular format as required under Item 22(b)(13) of Schedule 14A.

Response: Requested change has been made.

	8(g)	Comment: Please provide the disclosure required under Item 407(b)(2) and 407(f) of Regulation S-K as required by Item 22(b)(15)(i) of Schedule 14A, and Item 407(c)(2) of Regulation S-K as required by Item 22(b)(15)(ii) of Schedule 14A.

Response: Requested information has been provided.

	8(h)	Comment: Please reconcile the disclosure under the required vote on page 15 with that provided on page 5 in the first paragraph with respect to the required vote for Proposal 1.

Response: Disclosure on page 5 has been revised to reflect that a plurality of the votes cast is required.

9.	Proposals 2-5

	9(a)	Comment: Please confirm compliance with Item 22(c)(1)(i) of Schedule 14A with respect to when the last shareholder meeting was held and its purpose. Add the required disclosure under Proposal 4.

Response: The Fund confirms that the revised information complies with the requirements with respect to when the last shareholder meeting was held and its purpose.

EDGAR Operations Branch
September 16, 2010

	9(b)	Comment: When describing the ownership of the advisor and subadvisors, please identify each immediate parent and the basis of control.

Response: Requested change has been made.

	9(c)	Comment: When listing the other funds managed by the advisor or subadvisors, state whether the funds have a similar investment objective.

Response: Requested change has been made.

	9(d)	Comment: Under Proposal 2, please reconcile the second sentence of paragraph 1 under Basis for the Board Recommendation on page 23, with the N-14s filed on August 2, 2010 under SEC File Numbers 333-168470 and 333-168472.

Response: Requested change has been made.

10.	Proposal 7

	10(a)	Comment: For clarity, after (a) in the second paragraph on page 51 after The Agreement and Plan of Reorganization, please specify the federal income tax aspects of the reorganization for which an opinion will be required as a condition of the Plan.

Response: Requested information has been provided.

	10(b)	Comment: Please explain to the Staff the legal basis for allowing each Series to approve each of the items on page 52 and 53, as stated in the last sentence of the second paragraph on page 52.

Response: At the moment of the reorganization of each Series into the corresponding New Series of the Delaware Trust, the Series will be the sole shareholder in the New Series prior to distributing the shares of the New Series to its shareholders. Approval of the Plan of Reorganization by the shareholders constitutes approval for the relevant Series, at the moment that the Series is the sole shareholder of the New Series, to approve each of the items, all of which will be in effect for the Series at that time. Shareholders have the right and ability to approve or disapprove the items by how they vote on the Plan of Reorganization.

11.	Information Statements

	11(a)	Comment: Please confirm compliance with Item 22(c)(1)(i) of Schedule 14A with respect to when the last shareholder meeting was held and its purpose.

Response: The Fund confirms that the revised information complies with the requirements with respect to when the last shareholder meeting was held and its purpose.

	11(b)	Comment: When describing the ownership of the advisor and subadvisors, please identify each immediate parent and the basis of control.

EDGAR Operations Branch
September 16, 2010

Response: Requested change has been made.

	11(c)	Comment: When describing the basis for the Board’s approval, please make clear that it included the Trustees who were not deemed to be Interested Trustees.

Response: Requested change has been made.

12.		Comment: Please provide the applicable disclosure required by Item 23 of Schedule 14A.

Response: The Fund provides copies of proxy statements, information statements and shareholder reports to each shareholder, regardless of whether multiple shareholders share the same address. The Fund does not have the capability to send only one copy to multiple shareholders that share the same address, so no new disclosure has been added.

13.		Comment: Please add the Tandy representations for the Proxy Statement and file as correspondence on Edgar.

Response: Requested disclosure is provided herewith.

14.		Comment: Please file a response letter as correspondence on Edgar.

Response: Requested information is provided herewith.

*  *  *

The Fund acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Registration Statement;

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

3.	the Fund may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

*  *  *

          Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

EDGAR Operations Branch
September 16, 2010

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kathleen A. McGah, Esq.
Kevin J. Carr, Esq.
Robert N. Hickey, Esq.